Equity (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Number of Options Outstanding
Number of Options Outstanding	234,000	50,000	0
Number of shares granted during period	74,000	184,000	50,000
Number of Options Exercised	0	0	0
Number of Options Forfeited/canceled	(26,166)	0	0
Number of Options Outstanding	281,834	234,000	50,000
Weighted Average Exercise Price Options Outstanding
Weighted Average Exercise Price, Outstanding	$ 3.88	$ 10.80	$ 0
Weighted Average Exercise Price, Granted	2.48	2.01	10.80
Weighted Average Exercise Price, Exercised			0
Weighted Average Exercise Price, Forfeited/canceled	3.31		0
Weighted Average Exercise Price, Outstanding	$ 3.57	$ 3.88	$ 10.80
Weighted Average Remaining Contractual life (in years)	9 years 1 month 24 days	9 years 9 months 10 days	9 years 11 months 19 days
Weighted Average Remaining Contractual life, Granted (in years)	10 years	10 years	10 years
Weighted Average Remaining Contractual life, Forfeited (in years)	9 years 1 month 6 days